Income Tax Expense (Details)	12 Months Ended
Mar. 31, 2022
PRC [Member]
Income Tax Expense (Details) [Line Items]
Profits tax rate	25.00%
Hong Kong [Member]
Income Tax Expense (Details) [Line Items]
Profits tax rate	16.50%